Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42648
Entity Registrant Name	K WAVE MEDIA LTD.
Entity Central Index Key	0002000756
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	121 South Church Street
Entity Address, Address Line Two	George Town
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	64,221,193
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1103
Auditor Name	Samil PricewaterhouseCoopers
Auditor Location	Seoul, KOREA
Ordinary shares, $0.0001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Trading Symbol	KWM
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one Ordinary Share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	KWMWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	121 South Church Street
Entity Address, Address Line Two	George Town
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	703
Local Phone Number	790-0717
Contact Personnel Name	Chief Executive Officer